Impairment charges (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Impairment charges/(benefits)
Recoveries	$ (189)	$ (242)	$ (193)
Impairment charges/(benefits)	335	(590)	3,178
Performing
Impairment charges/(benefits)
Provisions raised/(released)	225	(915)	1,437
Non-performing
Impairment charges/(benefits)
Provisions raised/(released)	299	567	1,934
Loans and credit commitments
Impairment charges/(benefits)
Impairment charges/(benefits)	333	(567)	3,158
Debt securities at amortised cost
Impairment charges/(benefits)
Impairment charges/(benefits)	4	(25)	18
Debt securities at FVOCI
Impairment charges/(benefits)
Impairment charges/(benefits)	(2)	2	$ 2
Parent Entity
Impairment charges/(benefits)
Recoveries	(180)	(225)
Impairment charges/(benefits)	449	(447)
Parent Entity | Performing
Impairment charges/(benefits)
Provisions raised/(released)	343	(785)
Parent Entity | Non-performing
Impairment charges/(benefits)
Provisions raised/(released)	286	563
Parent Entity | Loans and credit commitments
Impairment charges/(benefits)
Impairment charges/(benefits)	425	(449)
Parent Entity | Debt securities at amortised cost
Impairment charges/(benefits)
Impairment charges/(benefits)	1
Parent Entity | Debt securities at FVOCI
Impairment charges/(benefits)
Impairment charges/(benefits)	(2)	$ 2
Parent Entity | Due from subsidiaries
Impairment charges/(benefits)
Impairment charges/(benefits)	$ 25